LEASES (Schedule of Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee Disclosure [Abstract]
2022	$ 1,841
2023	4,331
2024	2,213
2025	787
2026 and thereafter	3,734
Total future minimum rentals	$ 12,906